PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014
Cost:

Computer, peripheral equipment and software	$55,914	$63,633
Office furniture and equipment	6,094	6,643
Leasehold improvements	2,601	2,957

	64,609	73,233
Accumulated depreciation:

Computer, peripheral equipment and software	41,905	46,833
Office furniture and equipment	3,424	3,865
Leasehold improvements	1,757	1,943

	47,086	52,641

Property and equipment, net	$17,523	$20,592

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were $ 6,832, $ 5,004 and $ 6,413, respectively.

During 2013 and 2014 the Company recorded a reduction of $ 0 and $ 858, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.